Deferred and current taxation - Components of the tax expense (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Components of the tax expense
Corporation tax charge in year	€ 152.0	€ 143.6	€ 149.2
Deferred tax charge relating to origination and reversal of temporary differences	9.1	10.8	13.6
Tax expense	€ 161.1	€ 154.4	€ 162.8